UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Argent Focused Small Cap ETF Ticker: ALIL Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/alil/

This annual shareholder report contains important information about the Argent Focused Small Cap ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/alil/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$78	0.74%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (4/8/2025)
Argent Focused Small Cap ETF - NAV	10.54%	19.37%
Russell 3000 Total Return Index	29.45%	45.96%
Russell 2000 Total Return Index	43.08%	57.48%
The Russell 3000 Total Return Index is provided as a broad measure of market performance. The Russell 2000 Total Return Index is provided as a measure of the Fund's investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.

Visit https://argentetfs.com/alil/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
PERFORMANCE SUMMARY
For the 12-month period ended May 31, 2026, the Fund returned 10.54% versus 43.08% for the Russell 2000 Total Return Index, underperforming by 3254 basis points net of fees. The Fund invests in high-quality small cap companies that meet the Sub-Adviser’s strict criteria of an enduring business driven by deep dive fundamental research. In addition to portfolio specific headwinds outlined below, the stock market’s preference for lower quality stocks starting at the Liberation Day lows in April 2025 was an additional headwind for the Fund.
TOP PERFORMANCE CONTRIBUTORS
The Fund’s allocation to specific sectors was driven by stock selection. Allocation effects were positive in the Technology and Industrials sectors that outperformed, and due to the underweight in traditionally defensive sectors that underperformed, including Consumer Staples and Utilities. From a stock selection perspective, Madison Square Garden in the Communication Services sector was a top contributor, supported by a combination of record concert bookings, margin expansion from better venue utilization, the Christmas
Annual Shareholder Report: May 31, 2026

Argent Focused Small Cap ETF Ticker: ALIL Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/alil/

Spectacular's pricing headroom, sports-driven ancillary revenues, and real estate/asset monetization optionality — all underpinned by secular tailwinds in live entertainment demand.
TOP PERFORMANCE DETRACTORS
Underperformance was driven by negative stock selection effects in the Technology, Industrials, and Financials sectors.
Technology - Negative sentiment and AI displacement fears pressured the software industry and our positions in Descartes Systems felt the effects despite robust financial performance. In addition, our lack of exposure to the semiconductor capital equipment industry that benefited from AI related demand was a headwind.
Industrials – U.S. Department of Government Efficiency (“DOGE”) initiatives pressured the consulting industry, and the Fund’s position in CBIZ was a detriment. In addition, the Fund did not hold a position in the AI-momentum exposed Bloom Energy Corporation, which was the top contributor to Russell 2000 performance.
Financials – Hamilton Lane, Houlihan Lokey, and other alternative managers faced several headwinds, including concerns on private credit exposure.

KEY FUND STATISTICS (as of Period End)
Net Assets	$25,609,190	Portfolio Turnover Rate*	55%
# of Portfolio Holdings	43	Fund Advisory Fees	$147,410
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.2%
Information Technology	23.7%
Financials	16.5%
Health Care	7.4%
Materials	6.8%
Consumer Discretionary	5.5%
Energy	4.2%
Communication Services	2.5%
Consumer Staples	2.3%
Real Estate	1.9%
Utilities	1.7%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Victory Capital Holdings, Inc. - Class A	4.7%
Enpro, Inc.	4.4%
IES Holdings, Inc.	4.0%
RBC Bearings, Inc.	3.7%
Modine Manufacturing Co.	3.7%
ePlus, Inc.	3.6%
Fabrinet	3.3%
Green Brick Partners, Inc.	3.3%
Glacier Bancorp, Inc.	3.0%
Houlihan Lokey, Inc.	2.9%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/alil/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

Argent Large Cap ETF Ticker: ABIG Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/abig/

This annual shareholder report contains important information about the Argent Large Cap ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/abig/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$54	0.49%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (4/8/2025)
Argent Large Cap ETF - NAV	19.74%	31.90%
Russell 3000 Total Return Index	29.45%	45.96%
Russell 1000 Total Return Index	28.85%	45.44%
The Russell 3000 Total Return Index is provided as a broad measure of market performance. The Russell 1000 Total Return Index is provided as a measure of the Fund's investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://argentetfs.com/abig/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Performance Summary
For the 12-month period ended May 31, 2026, the Fund returned 19.74% versus 29.45% for the Russell 3000 Total Return Index, underperforming by 971 basis points net of fees. The Fund invests in high-quality large cap companies that meet the Sub-Adviser’s strict criteria of an enduring business driven by alignment between a positive quantitative score generated by the Argent Alpha Model and deep dive fundamental research. In addition to portfolio specific headwinds outlined below, the stock market’s preference for lower quality stocks starting at the Liberation Day lows in April 2025 was an additional headwind for the Fund.
Top Performance Contributors
Positive attribution was led by stock selection in the Communication Services sector. Over the period, Alphabet Inc. (parent company to Google) transitioned from a perceived AI loser to a winner as fundamental performance affirmed its position in the demand cycle.
Annual Shareholder Report: May 31, 2026

Argent Large Cap ETF Ticker: ABIG Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/abig/

Allocation effects contributed positively from underweighting traditionally defensive sectors that underperformed, including Consumer Staples, Real Estate, and Utilities.
Top Performance Detractors
Nearly all the underperformance in the period was due to stock selection effects in three sectors:
Industrials – Aerospace and defense holding, TransDigm Group, faced concerns about its aftermarket growth deceleration, margin cadence, and valuation relative to its engine-exposed peers.
Technology – Software fell victim to AI obsolescence fears, and the Fund’s positions in ServiceNow and Tyler Technologies were pressured despite stable fundamental performance.
Financials – Mastercard and Visa faced AI-displacement fears that pressured shares, Blackstone and other alternative managers fell on concerns over private credit exposure, and insurer Progressive faced a softening pricing environment and increased competition.

KEY FUND STATISTICS (as of Period End)
Net Assets	$55,676,367	Portfolio Turnover Rate*	25%
# of Portfolio Holdings	30	Fund Advisory Fees	$192,566
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.5%
Consumer Discretionary	14.7%
Industrials	13.0%
Communication Services	12.0%
Financials	10.0%
Health Care	7.3%
Energy	2.3%
Utilities	1.3%
Consumer Staples	1.2%
Cash and Cash Equivalents	2.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	9.9%
Alphabet, Inc. - Class A	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	6.7%
Broadcom, Inc.	4.7%
TransDigm Group, Inc.	4.3%
Applied Materials, Inc.	4.1%
Apple, Inc.	3.9%
United Rentals, Inc.	3.8%
Dell Technologies, Inc.	3.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/abig/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

Argent Mid Cap ETF Ticker: AMID Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/amid/

This annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/amid/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$54	0.52%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (8/16/2022)
Argent Mid Cap ETF - NAV	7.51%	9.44%
Russell 3000 Total Return Index	29.45%	17.02%
Russell Midcap Total Return Index	22.37%	11.76%
The Russell 3000 Total Return Index is provided as a broad measure of market performance. The Russell Midcap Total Return Index is provided as a measure of the Fund's investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://argentetfs.com/amid/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Performance Summary
For the 12-month period ended May 31, 2026, the Fund returned 7.51% versus 22.37% for the Russell Midcap Total Return Index, underperforming by 1,486 basis points net of fees. The Fund invests in mid cap companies that meet the Sub-Adviser’s strict criteria of an enduring business with alignment between a positive quantitative score generated by the Argent Alpha Model and deep dive fundamental research. In addition to portfolio specific headwinds outlined below, the stock market’s preference for lower quality stocks starting at the Liberation Day lows in April 2025 was an additional headwind for the Fund.
Top Performance Contributors
Our allocation to specific sectors is driven by stock selection. Allocation effects were positive for the period primarily due to the overweight in the Technology sector and underweight in traditionally defensive sectors that underperformed, including Consumer Staples, Real Estate, and Utilities. From a stock selection perspective, Comfort Systems USA in the Consumer Discretionary sector was a top contributor, supported by surging demand for equipment needed to support the artificial intelligence buildout.
Annual Shareholder Report: May 31, 2026

Argent Mid Cap ETF Ticker: AMID Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://argentetfs.com/amid/

Top Performance Detractors
Our allocation to specific sectors is driven by stock selection. Underperformance was driven by negative stock selection effects in the Technology sector and to a lesser extent, the Financials sector.
Technology – Negative sentiment and AI displacement fears pressured the software industry and our positions in Tyler Technologies, Manhattan Associates, and Descartes Systems Group felt the effects despite robust financial performance.
Financials – LPL Financial and other brokerage platforms faced AI-displacement fears, while Houlihan Lokey and other alternative managers faced several headwinds, including concerns on private credit exposure.

KEY FUND STATISTICS (as of Period End)
Net Assets	$105,000,592	Portfolio Turnover Rate*	58%
# of Portfolio Holdings	44	Fund Advisory Fees	$547,107
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	34.0%
Information Technology	22.1%
Financials	15.2%
Consumer Discretionary	6.8%
Health Care	6.5%
Energy	3.9%
Materials	3.6%
Utilities	2.5%
Consumer Staples	2.3%
Cash and Cash Equivalents	3.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Comfort Systems USA, Inc.	4.4%
Victory Capital Holdings, Inc. - Class A	4.0%
Fortinet, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5%
United Rentals, Inc.	2.9%
Vertiv Holdings Co. - Class A	2.7%
Medpace Holdings, Inc.	2.7%
Fabrinet	2.6%
LPL Financial Holdings, Inc.	2.6%
UL Solutions, Inc.	2.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/amid/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ALIL		ABIG		AMID
	FYE 05/31/2026	FYE 05/31/2025	FYE 05/31/2026	FYE 05/31/2025	FYE 05/31/2026	FYE 05/31/2025
(a) Audit Fees	$8,750	$7,250	$8,750	$7,250	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$1,750	$2,250	$1,750	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 2.5%
Movies & Entertainment - 2.5%
Madison Square Garden Sports Corp. (a)	1,697	$635,170

Consumer Discretionary - 5.5%
Homebuilding - 5.5%
Champion Homes, Inc. (a)	7,523	553,919
Green Brick Partners, Inc. (a)	12,531	842,835
Total Consumer Discretionary		1,396,754

Consumer Staples - 2.3%
Food Distributors - 2.3%
Chefs' Warehouse, Inc. (a)	7,806	597,471

Energy - 4.2%
Oil & Gas Equipment & Services - 1.8%
ProPetro Holding Corp. (a)	30,168	460,363

Oil & Gas Exploration & Production - 2.4%
Magnolia Oil & Gas Corp. - Class A	22,713	621,428
Total Energy		1,081,791

Financials - 16.5%
Asset Management & Custody Banks - 4.7%
Victory Capital Holdings, Inc. - Class A	14,276	1,207,036

Consumer Finance - 4.1%
Atlanticus Holdings Corp. (a)	5,961	513,957
Bread Financial Holdings, Inc.	6,025	536,647
		1,050,604
Investment Banking & Brokerage - 2.9%
Houlihan Lokey, Inc.	5,248	743,432

Regional Banks - 4.8%
Axos Financial, Inc. (a)	5,077	441,242
Glacier Bancorp, Inc.	16,395	779,582
		1,220,824
Total Financials		4,221,896

Health Care - 7.4%
Biotechnology - 0.9%
Halozyme Therapeutics, Inc. (a)	3,320	220,913
The accompanying notes are an integral part of these financial statements.

1

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Health Care Facilities - 1.5%
Ensign Group, Inc.	2,243	$376,039

Life Sciences Tools & Services - 2.9%
Medpace Holdings, Inc. (a)	1,652	738,626

Pharmaceuticals - 2.1%
Ligand Pharmaceuticals, Inc. (a)	2,385	553,224
Total Health Care		1,888,802

Industrials - 27.2% (b)
Aerospace & Defense - 1.9%
VSE Corp.	2,655	491,573

Building Products - 5.0%
CSW Industrials, Inc.	1,273	352,583
Modine Manufacturing Co. (a)	3,358	936,580
		1,289,163
Construction & Engineering - 4.0%
IES Holdings, Inc. (a)	1,516	1,028,379

Construction Machinery & Heavy Transportation Equipment - 1.8%
Federal Signal Corp.	4,269	455,502

Electrical Components & Equipment - 1.9%
Powell Industries, Inc.	1,683	478,679

Industrial Machinery & Supplies & Components - 8.1%
Enpro, Inc.	3,658	1,122,969
RBC Bearings, Inc. (a)	1,660	949,454
		2,072,423
Research & Consulting Services - 0.7%
Willdan Group, Inc. (a)	2,057	186,858

Trading Companies & Distributors - 3.8%
DXP Enterprises, Inc./TX (a)	3,119	452,442
Herc Holdings, Inc.	3,898	518,434
		970,876
Total Industrials		6,973,453

Information Technology - 23.7%
Application Software - 3.0%
Descartes Systems Group, Inc. (a)	6,988	515,505
The accompanying notes are an integral part of these financial statements.

2

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
I3 Verticals, Inc. - Class A (a)	12,707	$258,714
		774,219
Communications Equipment - 2.3%
Extreme Networks, Inc. (a)	22,753	603,182

Electronic Components - 2.8%
Bel Fuse, Inc. - Class B	2,626	720,890

Electronic Equipment & Instruments - 1.8%
Novanta, Inc. (a)	2,886	459,826

Electronic Manufacturing Services - 3.3%
Fabrinet (a)	1,292	845,175

Semiconductor Materials & Equipment - 2.2%
Ultra Clean Holdings, Inc. (a)	6,529	558,687

Semiconductors - 2.2%
Rambus, Inc. (a)	3,833	557,548

Systems Software - 2.5%
JFrog Ltd. (a)	8,005	636,237

Technology Distributors - 3.6%
ePlus, Inc.	11,247	923,266
Total Information Technology		6,079,030

Materials - 6.8%
Specialty Chemicals - 6.8%
Balchem Corp.	3,299	517,052
Element Solutions, Inc.	16,607	704,635
Perimeter Solutions, Inc. (a)	16,057	518,320
Total Materials		1,740,007

Real Estate - 1.9%
Real Estate Services - 1.9%
Colliers International Group, Inc.	5,127	483,784

Utilities - 1.7%
Gas Utilities - 1.7%
Chesapeake Utilities Corp.	3,636	448,392
TOTAL COMMON STOCKS (Cost $22,191,776)		25,546,550

The accompanying notes are an integral part of these financial statements.

3

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.55% (c)	42,064	$42,064
TOTAL MONEY MARKET FUNDS (Cost $42,064)		42,064

TOTAL INVESTMENTS - 99.9% (Cost $22,233,840)		$25,588,614
Other Assets in Excess of Liabilities - 0.1%		20,576
TOTAL NET ASSETS - 100.0%		$25,609,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

4

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 12.0%
Interactive Media & Services - 12.0%
Alphabet, Inc. - Class A	13,994	$5,322,478
Meta Platforms, Inc. - Class A	2,178	1,377,607
Total Communication Services		6,700,085

Consumer Discretionary - 14.7%
Automotive Retail - 1.9%
O'Reilly Automotive, Inc. (a)	12,225	1,062,108

Broadline Retail - 9.9%
Amazon.com, Inc. (a)	20,384	5,516,725

Homebuilding - 2.9%
DR Horton, Inc.	10,743	1,580,188
Total Consumer Discretionary		8,159,021

Consumer Staples - 1.2%
Food Distributors - 1.2%
US Foods Holding Corp. (a)	7,808	639,085

Energy - 2.3%
Integrated Oil & Gas - 2.3%
Exxon Mobil Corp.	8,943	1,299,060

Financials - 10.0%
Diversified Banks - 1.3%
PNC Financial Services Group, Inc.	3,284	726,158

Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	6,900	888,099

Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	5,788	505,582

Property & Casualty Insurance - 2.4%
Progressive Corp.	7,039	1,340,226

Transaction & Payment Processing Services - 3.8%
Mastercard, Inc. - Class A	4,239	2,093,981
Total Financials		5,554,046

The accompanying notes are an integral part of these financial statements.

5

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Health Care - 7.3%
Health Care Facilities - 2.0%
HCA Healthcare, Inc.	2,938	$1,112,151

Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (a)	1,477	660,381

Pharmaceuticals - 4.1%
Jazz Pharmaceuticals PLC (a)	5,015	1,185,997
Viatris, Inc.	67,399	1,095,908
		2,281,905
Total Health Care		4,054,437

Industrials - 13.0%
Aerospace & Defense - 4.3%
TransDigm Group, Inc.	1,893	2,382,000

Electrical Components & Equipment - 3.0%
Eaton Corp. PLC	2,113	846,468
Regal Rexnord Corp.	4,122	831,655
		1,678,123
Environmental & Facilities Services - 1.9%
Waste Connections, Inc.	7,163	1,067,430

Trading Companies & Distributors - 3.8%
United Rentals, Inc.	2,135	2,125,755
Total Industrials		7,253,308

Information Technology - 35.5% (b)
Semiconductor Materials & Equipment - 4.1%
Applied Materials, Inc.	5,098	2,294,406

Semiconductors - 14.2%
Broadcom, Inc.	5,907	2,639,070
NVIDIA Corp.	25,076	5,294,547
		7,933,617
Systems Software - 9.5%
Fortinet, Inc. (a)	11,065	1,526,638
Microsoft Corp.	8,302	3,737,893
		5,264,531
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	6,911	2,156,647
The accompanying notes are an integral part of these financial statements.

6

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Dell Technologies, Inc. - Class C	5,038	$2,120,544
		4,277,191
Total Information Technology		19,769,745

Utilities - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	8,617	749,765
TOTAL COMMON STOCKS (Cost $42,989,480)		54,178,552

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.55% (c)	666,790	666,790
TOTAL MONEY MARKET FUNDS (Cost $666,790)		666,790

TOTAL INVESTMENTS - 98.5% (Cost $43,656,270)		$54,845,342
Other Assets in Excess of Liabilities - 1.5%		831,025
TOTAL NET ASSETS - 100.0%		$55,676,367

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

7

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 6.8%
Home Furnishings - 2.2%
Somnigroup International, Inc.	32,105	$2,273,355

Homebuilding - 2.2%
DR Horton, Inc.	16,065	2,363,001

Hotels, Resorts & Cruise Lines - 2.4%
Hilton Worldwide Holdings, Inc.	7,574	2,481,697
Total Consumer Discretionary		7,118,053

Consumer Staples - 2.3%
Food Distributors - 2.3%
US Foods Holding Corp. (a)	29,322	2,400,006

Energy - 3.9%
Oil & Gas Equipment & Services - 2.3%
TechnipFMC PLC	35,724	2,444,236

Oil & Gas Exploration & Production - 1.6%
Chord Energy Corp.	12,613	1,663,276
Total Energy		4,107,512

Financials - 15.2%
Asset Management & Custody Banks - 4.0%
Victory Capital Holdings, Inc. - Class A	49,464	4,182,181

Consumer Finance - 1.7%
OneMain Holdings, Inc.	32,744	1,811,071

Investment Banking & Brokerage - 5.2%
Houlihan Lokey, Inc.	19,126	2,709,389
LPL Financial Holdings, Inc.	10,010	2,740,438
		5,449,827
Regional Banks - 4.3%
Axos Financial, Inc. (a)	28,293	2,458,945
East West Bancorp, Inc.	17,162	2,103,031
		4,561,976
Total Financials		16,005,055

The accompanying notes are an integral part of these financial statements.

8

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Health Care - 6.5%
Health Care Facilities - 1.2%
HCA Healthcare, Inc.	3,402	$1,287,793

Health Care Services - 0.9%
CorVel Corp. (a)	14,545	898,153

Life Sciences Tools & Services - 2.7%
Medpace Holdings, Inc. (a)	6,380	2,852,562

Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (a)	7,471	1,766,817
Total Health Care		6,805,325

Industrials - 34.0% (b)
Aerospace & Defense - 4.0%
HEICO Corp. - Class A	8,014	2,082,117
Woodward, Inc.	6,145	2,150,935
		4,233,052
Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	11,066	1,976,941

Cargo Ground Transportation - 2.0%
XPO, Inc. (a)	9,691	2,076,297

Construction & Engineering - 5.7%
API Group Corp. (a)	33,787	1,385,267
Comfort Systems USA, Inc.	2,509	4,586,979
		5,972,246
Construction Machinery & Heavy Transportation Equipment - 2.2%
Federal Signal Corp.	21,300	2,272,710

Diversified Support Services - 2.1%
Cintas Corp.	12,933	2,214,905

Electrical Components & Equipment - 5.1%
AMETEK, Inc.	11,228	2,535,844
Vertiv Holdings Co. - Class A	9,083	2,867,594
		5,403,438
Industrial Machinery & Supplies & Components - 1.9%
Mueller Industries, Inc.	15,156	1,949,062

The accompanying notes are an integral part of these financial statements.

9

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Research & Consulting Services - 4.2%
CACI International, Inc. - Class A (a)	3,309	$1,699,204
UL Solutions, Inc.	27,520	2,738,240
		4,437,444
Trading Companies & Distributors - 4.9%
Ferguson Enterprises, Inc.	9,098	2,055,875
United Rentals, Inc.	3,090	3,076,620
		5,132,495
Total Industrials		35,668,590

Information Technology - 22.1%
Application Software - 1.8%
Descartes Systems Group, Inc. (a)	26,197	1,932,553

Electronic Equipment & Instruments - 1.5%
OSI Systems, Inc. (a)	7,287	1,579,457

Electronic Manufacturing Services - 2.6%
Fabrinet (a)	4,209	2,753,359

Internet Services & Infrastructure - 1.9%
Twilio, Inc. - Class A (a)	10,657	2,031,650

Semiconductor Materials & Equipment - 1.8%
Onto Innovation, Inc. (a)	7,450	1,923,888

Semiconductors - 3.5%
Monolithic Power Systems, Inc.	2,330	3,649,269

Systems Software - 3.8%
Fortinet, Inc. (a)	28,646	3,952,289

Technology Distributors - 2.6%
TD SYNNEX Corp.	10,325	2,697,716

Technology Hardware, Storage & Peripherals - 2.6%
Hewlett Packard Enterprise Co.	63,145	2,717,761
Total Information Technology		23,237,942

Materials - 3.6%
Specialty Chemicals - 3.6%
Element Solutions, Inc.	42,863	1,818,677
The accompanying notes are an integral part of these financial statements.

10

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
International Flavors & Fragrances, Inc.	25,751	$1,958,364
Total Materials		3,777,041

Utilities - 2.5%
Electric Utilities - 2.5%
NRG Energy, Inc.	19,904	2,668,728
TOTAL COMMON STOCKS (Cost $86,775,952)		101,788,252

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55% (c)	387,581	387,581
TOTAL MONEY MARKET FUNDS (Cost $387,581)		387,581

TOTAL INVESTMENTS - 97.3% (Cost $87,163,533)		$102,175,833
Other Assets in Excess of Liabilities - 2.7%		2,824,759
TOTAL NET ASSETS - 100.0%		$105,000,592

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

11

ARGENT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Argent Focused Small Cap ETF	Argent Large Cap ETF	Argent Mid Cap ETF
ASSETS:
Investments, at value (See Note 2)	$25,588,614	$54,845,342	$102,175,833
Receivable for investments sold	1,059,957	822,265	2,817,462
Dividends receivable	9,216	30,403	53,360
Dividend tax reclaims receivable	—	415	406
Total assets	26,657,787	55,698,425	105,047,061

LIABILITIES:
Payable for investments purchased	1,032,498	—	—
Payable to adviser (See Note 3)	16,099	22,058	46,469
Total liabilities	1,048,597	22,058	46,469
NET ASSETS	$25,609,190	$55,676,367	$105,000,592

NET ASSETS CONSIST OF:
Paid-in capital	$23,603,652	$46,460,582	$106,432,873
Total distributable earnings (accumulated losses)	2,005,538	9,215,785	(1,432,281)
Total net assets	$25,609,190	$55,676,367	$105,000,592

Net assets	$25,609,190	$55,676,367	$105,000,592
Shares issued and outstanding (unlimited shares authorized without par value)	839,000	1,624,000	3,024,000
Net asset value per share	$30.52	$34.28	$34.72

COST:
Investments, at cost	$22,233,840	$43,656,270	$87,163,533

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	Argent Focused Small Cap ETF	Argent Large Cap ETF	Argent Mid Cap ETF
INVESTMENT INCOME:
Dividend income	$189,553	$349,497	$901,428
Less: Dividend withholding taxes	(1,128)	(1,180)	(4,861)
Total investment income	188,425	348,317	896,567

EXPENSES:
Investment advisory fee (See Note 3)	147,410	192,566	547,107
Total expenses	147,410	192,566	547,107
NET INVESTMENT INCOME (LOSS)	41,015	155,751	349,460

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,348,187)	(1,894,215)	(13,248,550)
In-kind redemptions	666,974	1,273,652	8,704,880
Net realized gain (loss)	(681,213)	(620,563)	(4,543,670)

Net change in unrealized appreciation (depreciation) on:
Investments	2,442,521	7,304,027	11,514,802
Net change in unrealized appreciation (depreciation)	2,442,521	7,304,027	11,514,802
Net realized and unrealized gain (loss)	1,761,308	6,683,464	6,971,132
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,802,323	$6,839,215	$7,320,592

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Argent Focused Small Cap ETF		Argent Large Cap ETF
	Year ended May 31, 2026	Period ended May 31, 2025(a)	Year ended May 31, 2026		Period ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$41,015	$4,995	$155,751		$9,738
Net realized gain (loss)	(681,213)	—	(620,563)		(204,578)
Net change in unrealized appreciation (depreciation)	2,442,521	477,841	7,304,027		1,838,995
Net increase (decrease) in net assets from operations	1,802,323	482,836	6,839,215		1,644,155

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(48,180)	—	(39,983)		—
Total distributions to shareholders	(48,180)	—	(39,983)		—

CAPITAL TRANSACTIONS:
Shares sold	14,624,942	7,364,947	27,479,915		15,372,222
Shares issued from reorganization (See Note 1)	—	3,472,047	—	—	6,597,919
Shares redeemed	(2,089,725)	—	(2,217,076)		—
Net increase (decrease) in net assets from capital transactions	12,535,217	10,836,994	25,262,839		21,970,141

NET INCREASE (DECREASE) IN NET ASSETS	14,289,360	11,319,830	32,062,071		23,614,296

NET ASSETS:
Beginning of the period	11,319,830	—	23,614,296		—
End of the period	$25,609,190	$11,319,830	$55,676,367		$23,614,296

SHARES TRANSACTIONS
Shares sold	500,000	270,000	870,000		560,000
Shares issued from reorganization (See Note 1)	—	139,000	—		264,000
Shares redeemed	(70,000)	—	(70,000)		—
Total increase (decrease) in shares outstanding	430,000	409,000	800,000		824,000

(a) Inception date of the Fund was April 8, 2025.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Argent Mid Cap ETF
	Year ended May 31, 2026	Year ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$349,460	$361,601
Net realized gain (loss)	(4,543,670)	5,924,635
Net change in unrealized appreciation (depreciation)	11,514,802	(9,425,735)
Net increase (decrease) in net assets from operations	7,320,592	(3,139,499)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(364,158)	(321,874)
Total distributions to shareholders	(364,158)	(321,874)

CAPITAL TRANSACTIONS:
Shares sold	27,176,379	64,532,202
Shares redeemed	(26,496,658)	(20,753,102)
Net increase (decrease) in net assets from capital transactions	679,721	43,779,100

NET INCREASE (DECREASE) IN NET ASSETS	7,636,155	40,317,727

NET ASSETS:
Beginning of the year	97,364,437	57,046,710
End of the year	$105,000,592	$97,364,437

SHARES TRANSACTIONS
Shares sold	790,000	1,870,000
Shares redeemed	(770,000)	(630,000)
Total increase (decrease) in shares outstanding	20,000	1,240,000
The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

 FINANCIAL HIGHLIGHTS

Argent Focused Small Cap ETF

	Year ended May 31, 2026	Period ended May 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.68	$24.98

INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.02
Net realized and unrealized gain (loss) on investments(c)	2.85	2.68
Total from investment operations	2.91	2.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	—
Total distributions	(0.07)	—

Net asset value, end of period	$30.52	$27.68

TOTAL RETURN(d)	10.54%	10.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,609	$11,320
Ratio of expenses to average net assets(e)	0.74%	0.74%
Ratio of net investment income (loss) to average net assets(e)	0.21%	0.41%
Portfolio turnover rate(d)(f)	55%	0%

(a)	Inception date of the Fund was April 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Argent Large Cap ETF

	Year ended May 31, 2026	Period ended May 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.66	$24.99

INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.02
Net realized and unrealized gain (loss) on investments(c)	5.53	3.65
Total from investment operations	5.65	3.67

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Total distributions	(0.03)	—

Net asset value, end of period	$34.28	$28.66

TOTAL RETURN(d)	19.74%	14.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,676	$23,614
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.40%	0.39%
Portfolio turnover rate(d)(f)	25%	5%

(a)	Inception date of the Fund was April 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Argent Mid Cap ETF

	Year ended May 31,			Period ended May 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:

Net asset value, beginning of period	$32.41	$32.34	$24.45	$25.01

INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.14	0.14	0.13
Net realized and unrealized gain (loss) on investments(c)	2.32	0.04	7.88	(0.63)
Total from investment operations	2.43	0.18	8.02	(0.50)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.13)	(0.06)
Total distributions	(0.12)	(0.11)	(0.13)	(0.06)

Net asset value, end of period	$34.72	$32.41	$32.34	$24.45

TOTAL RETURN(d)	7.51%	0.56%	32.84%	-1.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$105,001	$97,364	$57,047	$28,706
Ratio of expenses to average net assets(e)	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets(e)	0.33%	0.42%	0.49%	0.69%
Portfolio turnover rate(d)(f)	58%	19%	7%	21%

(a)	Inception date of the Fund was August 16, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

Argent Focused Small Cap ETF (“ALIL”), Argent Large Cap ETF (“ABIG”), and Argent Mid Cap ETF (“AMID”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See each Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in Shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
ALIL	April 8, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified
ABIG	April 8, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified
AMID	August 16, 2022	10,000	The Nasdaq Stock Market LLC	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
ALIL	seek long-term capital appreciation.
ABIG	seek long-term capital appreciation.
AMID	seek to outperform the Russell MidCap® Index over the long term.

As part of ALIL’s commencement of operations on April 8, 2025, ALIL received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of $3,472,047 of securities which were recorded at their current value to align ALIL’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ALIL elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $3,037,635, resulting in net unrealized appreciation on investments of $434,412 as of that date. As a result of the in-kind contribution, ALIL issued 139,000 shares at a $24.98 per share net asset value.

As part of ABIG’s commencement of operations on April 8, 2025, ABIG received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of securities $6,597,919 which were recorded at their current value to align ABIG’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ABIG elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $4,551,869, resulting in net unrealized appreciation on investments of $2,046,050 as of that date. As a result of the in-kind contribution, ABIG issued 264,000 shares at a $24.99 per share net asset value.

As part of AMID’s commencement of operations on August 16, 2022, AMID received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $16,354,962 of securities which were recorded at their current value to align AMID’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, AMID elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 16, 2022, was $12,686,927, resulting in net unrealized appreciation on investments of $3,668,035 as of that date. As a result of the in-kind contribution, AMID issued 654,000 shares at a $25.01 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from June 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the Current Fiscal Period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ALIL
Investments:
Common Stocks	$25,546,550	$—	$—	$25,546,550
Money Market Funds	42,064	—	—	42,064
Total Investments	$25,588,614	$—	$—	$25,588,614

ABIG
Investments:
Common Stocks	$54,178,552	$—	$—	$54,178,552
Money Market Funds	666,790	—	—	666,790
Total Investments	$54,845,342	$—	$—	$54,845,342

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AMID
Investments:
Common Stocks	$101,788,252	$—	$—	$101,788,252
Money Market Funds	387,581	—	—	387,581
Total Investments	$102,175,833	$—	$—	$102,175,833

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ALIL	$(665,853)	$665,853
ABIG	(1,273,652)	1,273,652
AMID	(8,447,186)	8,447,186

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ALIL	0.74%
ABIG	0.49%
AMID	0.52%

Argent Capital Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ALIL	$10,994,488	$10,878,964
ABIG	9,776,830	10,101,641
AMID	60,363,485	62,589,498

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
ALIL	$14,479,224	$2,081,507
ABIG	26,852,067	2,185,805
AMID	26,544,847	26,449,751

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	ALIL	ABIG	AMID
Tax cost of Investments	$22,233,840	$43,656,270	$87,746,053
Gross tax unrealized appreciation	4,383,363	12,769,725	19,071,034
Gross tax unrealized depreciation	(1,028,589)	(1,580,653)	(4,641,254)
Net tax unrealized appreciation (depreciation)	$3,354,774	$11,189,072	$14,429,780
Undistributed ordinary income	—	125,506	114,628
Undistributed long-term gain	—	—	—
Total distributable earnings	—	125,506	114,628
Other accumulated gain (loss)	(1,349,236)	(2,098,793)	(15,976,689)
Total accumulated gain (loss)	$2,005,538	$9,215,785	$(1,432,281)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period, the Funds had the following post-October late year losses:

ALIL	$1,195
ABIG	—
AMID	—

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ALIL	$(1,311,034)	$(37,007)
ABIG	(2,098,793)	—
AMID	(8,840,360)	(7,136,329)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal period ended May 31, 2025 were as follows:

	Fiscal Year Ended May 31, 2026	Fiscal Period Ended May 31, 2025
	Ordinary Income
ALIL(a)	$48,180	N/A
ABIG(a)	39,983	N/A
AMID	364,158	321,874

(a) Inception date of the Fund was April 8, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Argent ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Argent Focused Small Cap ETF, Argent Large Cap ETF and Argent Mid Cap ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, and with respect to Argent Focused Small Cap ETF and Argent Large Cap ETF, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period April 8, 2025 (commencement of operations) through May 31, 2025 and with respect to Argent Mid Cap ETF, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended and for the period August 16, 2022 (commencement of operations) to May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

ARGENT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ALIL	100.00%
ABIG	100.00%
AMID	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

ALIL	100.00%
ABIG	100.00%
AMID	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026